EARNING PER SHARE (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Calculation
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share for the six months ended June 30, 2018 and 2017 are as follows:

(in thousands of $)	2018	2017
Net income (loss)	25,663	(29,840)

(in thousands)	2018	2017
Weighted average number of shares outstanding - basic	144,032	114,134
Dilutive effect of share options	315	—
Weighted average number of shares outstanding - diluted	144,347	114,134